United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-2993

(Investment Company Act File Number)

Edward Jones Money Market Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/2013

Date of Reporting Period: Quarter ended 11/30/2012

Item 1. Schedule of Investments

Edward Jones Money Market Fund
Portfolio of Investments
November 30, 2012 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—35.5%
$486,900,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.094% - 0.410%, 12/3/2012 - 12/23/2012	$487,032,495
70,500,000		Federal Farm Credit System Notes, 0.170% - 0.250%, 8/19/2013 - 12/4/2013	70,485,547
13,000,000	[2]	Federal Home Loan Bank System Discount Notes, 0.180%, 2/12/2013	12,995,255
348,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.148% - 0.350%, 12/3/2012 - 12/25/2012	347,900,230
1,881,640,000		Federal Home Loan Bank System Notes, 0.125% - 5.375%, 2/6/2013 - 12/23/2013	1,883,815,404
494,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.156% - 0.180%, 12/3/2012 - 12/17/2012	493,927,819
327,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.159% - 0.160%, 12/3/2012 - 12/6/2012	326,940,055
284,481,000		Federal Home Loan Mortgage Corp. Notes, 0.625% - 4.125%, 12/21/2012 - 5/29/2013	285,393,138
451,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.170% - 0.400%, 12/3/2012 - 2/17/2013	450,906,115
712,890,000		Federal National Mortgage Association Notes, 0.375% - 4.625%, 12/28/2012 - 10/15/2013	716,359,198
		TOTAL GOVERNMENT AGENCIES	5,075,755,256
		U.S. Treasury—0.9%
35,000,000		United States Treasury Notes, 0.500%, 11/15/2013	35,094,860
30,000,000		United States Treasury Notes, 0.750%, 3/31/2013	30,051,962
65,000,000		United States Treasury Notes, 3.375%, 7/31/2013	66,372,012
		TOTAL U.S. TREASURY	131,518,834
		Repurchase Agreements—63.3%
115,000,000	[3]	Interest in $387,000,000 joint repurchase agreement 0.22%, dated 11/16/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $387,141,900 on 1/15/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2042 and the market value of those underlying securities was $395,510,174.	115,000,000
406,000,000	[3]	Interest in $1,349,000,000 joint repurchase agreement 0.22%, dated 11/16/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,349,478,146 on 1/16/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2042 and the market value of those underlying securities was $1,376,097,723.	406,000,000
218,000,000	[3]	Interest in $776,000,000 joint repurchase agreement 0.23%, dated 11/14/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $776,302,424 on 1/14/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2042 and the market value of those underlying securities was $795,213,996.	218,000,000
108,237,000		Interest in $3,810,000,000 joint repurchase agreement 0.23%, dated 11/30/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,810,073,025 on 12/3/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2042 and the market value of those underlying securities was $3,886,274,486.	108,237,000
164,000,000	[3]	Interest in $585,000,000 joint repurchase agreement 0.18%, dated 10/24/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $585,263,250 on 1/22/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2042 and the market value of those underlying securities was $596,819,341.	164,000,000
219,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 0.19%, dated 11/7/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $750,475,000 on 3/7/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/25/2042 and the market value of those underlying securities was $766,721,132.	219,000,000
116,000,000	[3]	Interest in $386,000,000 joint repurchase agreement 0.20%, dated 9/17/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $386,195,144 on 12/17/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2042 and the market value of those underlying securities was $393,919,710.	116,000,000
88,000,000	[3]	Interest in $311,000,000 joint repurchase agreement 0.20%, dated 9/24/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $311,152,044 on 12/21/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2042 and the market value of those underlying securities was $317,343,364.	88,000,000
231,000,000	[3]	Interest in $770,000,000 joint repurchase agreement 0.20%, dated 9/4/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $770,385,000 on 12/3/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2042 and the market value of those underlying securities was $786,926,210.	231,000,000

Principal Amount			Value
		Repurchase Agreements—continued
$1,089,000,000		Interest in $1,159,000,000 joint repurchase agreement 0.20%, dated 11/28/2012 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,159,045,072 on 12/5/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/25/2042 and the market value of those underlying securities was $1,189,115,043.	$1,089,000,000
114,000,000		Interest in $137,000,000 joint repurchase agreement 0.20%, dated 11/29/2012 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $137,005,328 on 12/6/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2042 and the market value of those underlying securities was $139,756,316.	114,000,000
350,000,000		Interest in $500,000,000 joint repurchase agreement 0.24%, dated 11/30/2012 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,010,000 on 12/3/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/25/2042 and the market value of those underlying securities was $512,943,065.	350,000,000
1,499,308,000		Interest in $4,000,000,000 joint repurchase agreement 0.22%, dated 11/30/2012 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,073,333 on 12/3/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2022 and the market value of those underlying securities was $4,080,074,823.	1,499,308,000
250,000,000		Interest in $500,000,000 joint repurchase agreement 0.24%, dated 11/30/2012 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $500,010,000 on 12/3/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/15/2042 and the market value of those underlying securities was $510,010,201.	250,000,000
200,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.18%, dated 11/28/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,500,052,500 on 12/5/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2041 and the market value of those underlying securities was $1,530,038,283.	200,000,000
241,000,000	[3]	Interest in $807,000,000 joint repurchase agreement 0.23%, dated 11/13/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $807,319,662 on 1/14/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, was a U.S. Treasury security and U.S. Government Agency securities with various maturities to 11/25/2052 and the market value of those underlying securities was $824,653,197.	241,000,000
724,000,000	[3]	Interest in $2,421,000,000 joint repurchase agreement 0.23%, dated 11/13/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,421,464,025 on 12/13/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/15/2047 and the market value of those underlying securities was $2,486,749,681.	724,000,000
125,000,000		Interest in $250,000,000 joint repurchase agreement 0.24%, dated 11/30/2012 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $250,005,000 on 12/3/2012. The security provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, was a U.S. Government Agency security maturing on 12/21/2015 and the market value of that underlying security was $255,005,851.	125,000,000
50,000,000		Repurchase agreement 0.25%, dated 11/30/2012 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $50,001,042 on 12/3/2012. The security provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, was a U.S. Government Agency security maturing on 12/25/2042 and the market value of that underlying security was $51,001,063.	50,000,000
10,000,000		Repurchase agreement 0.18%, dated 11/29/2012 under which Federal Reserve Bank of New York will repurchase a security provided as collateral for $10,000,150 on 12/3/2012. The security provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, was a U.S. Treasury security maturing on 8/31/2016 and the market value of that underlying security was $10,000,168.	10,000,000
227,000,000		Interest in $773,000,000 joint repurchase agreement 0.20%, dated 11/27/2012 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $773,030,061 on 12/4/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/25/2041 and the market value of those underlying securities was $796,216,540.	227,000,000
227,000,000		Interest in $772,000,000 joint repurchase agreement 0.20%, dated 11/28/2012 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $772,030,022 on 12/5/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 6/15/2041 and the market value of those underlying securities was $795,182,088.	227,000,000
487,000,000		Interest in $1,159,000,000 joint repurchase agreement 0.20%, dated 11/29/2012 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,159,045,072 on 12/6/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/25/2045 and the market value of those underlying securities was $1,193,796,528.	487,000,000
227,000,000		Interest in $773,000,000 joint repurchase agreement 0.21%, dated 11/26/2012 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $773,031,564 on 12/3/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/25/2040 and the market value of those underlying securities was $796,222,511.	227,000,000
250,000,000		Interest in $500,000,000 joint repurchase agreement 0.24%, dated 11/30/2012 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,010,000 on 12/3/2012. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2044 and the market value of those underlying securities was $512,173,274.	250,000,000

Principal Amount			Value
		Repurchase Agreements—continued
$229,000,000	[3]	Interest in $800,000,000 joint repurchase agreement 0.26%, dated 10/22/2012 under which ING Financial Markets LLC will repurchase securities provided as collateral for $800,531,556 on 1/22/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2042 and the market value of those underlying securities was $818,611,489.	$229,000,000
400,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.19%, dated 11/19/2012 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $1,000,158,333 on 12/19/2012. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 12/16/2052 and the market value of those underlying securities was $1,030,061,498.	400,000,000
296,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.24%, dated 11/14/2012 under which RBC Capital Markets LLC will repurchase securities provided as collateral for $1,000,600,000 on 2/12/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2042 and the market value of those underlying securities was $1,021,444,009.	296,000,000
138,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.19%, dated 11/30/2012 under which TD Securities (USA) LLC will repurchase securities provided as collateral for $500,092,361 on 1/4/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/23/2032 and the market value of those underlying securities was $510,008,893.	138,000,000
250,000,000		Interest in $500,000,000 joint repurchase agreement 0.24%, dated 11/30/2012 under which TD Securities (USA) LLC will repurchase securities provided as collateral for $500,010,000 on 12/3/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2025 and the market value of those underlying securities was $510,010,267.	250,000,000
		TOTAL REPURCHASE AGREEMENTS	9,048,545,000
		TOTAL INVESTMENTS—99.7% (AT AMORTIZED COST)[4]	14,255,819,090
		OTHER ASSETS AND LIABILITIES - NET—0.3%[5]	49,019,714
		TOTAL NET ASSETS—100%	$14,304,838,804
1	Floating rate notes with current rate(s) and next reset date(s) shown.
2	Discount rate(s) at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2012.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Passport Research, Ltd. (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
3

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Edward Jones Money Market Fund

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date January 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 22, 2013

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date January 22, 2013